Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 13,935	$ 13,023
Non-Derivative Financial Instrument [Member] | 2022 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,935
Performance share units	14,807
Financial liabilities and contractual commitments, undiscounted cash flows	28,742
Non-Derivative Financial Instrument [Member] | 2023-2024 [member]
Non-derivative financial liabilities
Performance share units	11,498
Financial liabilities and contractual commitments, undiscounted cash flows	11,498
Non-Derivative Financial Instrument [Member] | 2026 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,935
Performance share units	26,305
Financial liabilities and contractual commitments, undiscounted cash flows	$ 40,240